Other Current and Non-Current Assets- Schedule of Other Current Assets (Details) (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2018
Security deposits		$ 14,000,000
Deposit receivable sold		13,000,000
Payment on deposits		10,400,000
Proceeds from other assets		10,400,000
Advances to unrelated parties	[1]	1,835,826		$ 3,223,897
Interest receivables		160,000
Advances for business development		1,660,000
RMB [Member]
Security deposits		90,800,000
Deposit receivable sold		90,200,000
Payment on deposits		$ 72,200,000
Loss on sale of deposit receivables			$ 2,700,000

[1]	The advances to unrelated parties for business development, and are non-interest bearing and due on demand. Included in the balance of advances to unrelated parties, $1.8 million was the amount due from one unrelated party, which consisted of $0.16 million interest receivables related to a loan agreement entered during 2018 (see Note 13) and $1.66 million advances for business development purposes which were non-interest bearing and due on demand. Subsequent to the year ended December 31, 2019, the Company has fully collected the balance from this unrelated party